Equity - Summary of Equity Share Capital (Parenthetical) (Detail) - £ / shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Ordinary shares [Member] | Equity share capital [member]
Disclosure of classes of share capital [line items]
Nominal value per share	£ 0.20852	£ 0.19810	£ 0.19810	£ 0.18967